DEPOSITS	6 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

NOTE F - DEPOSITS

Deposits consist of the following major classifications:

	June 30,	June 30,
(in thousands)	2011	2010

Non-interest bearing checking accounts	$996	$754
Checking accounts	6,965	7,440
Savings accounts	34,147	29,506
Money market demand deposits	4,796	4,603
Total demand, transaction and passbook deposits	46,904	41,303
Certificates of deposit:
Original maturities of:
Less than 12 months	5,019	4,487
12 months to 36 months	81,075	87,471
More than 36 months	6,942	10,708
Total certificates of deposit	93,036	102,666
Total deposits	$139,940	$144,969

At June 30, 2011 and 2010, the Banks had certificate of deposit accounts with balances equal to or in excess of $100,000 totaling approximately $32.0 million and $34.3 million, respectively.

Maturities of outstanding certificates of deposit at June 30, 2011 are summarized as follows:

(in thousands)
2012	$67,474
2013	18,581
2014	3,228
2015	2,769
2016 and thereafter	984
$93,036